JOHN HANCOCK FUNDS III

200 Berkeley Street

Boston, MA 02116

August 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds III (the "Registrant"), on behalf of:
John Hancock Disciplined Value Fund,
John Hancock Disciplined Value Mid Cap Fund,
John Hancock Global Shareholder Yield Fund,
John Hancock International Growth Fund, and
John Hancock U.S. Quality Growth Fund (collectively, the “Funds”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated August 1, 2019, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 86 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 25, 2019 via EDGAR. The Statement of Additional Information contained in Amendment Nos. 84 and 86 will be separately filed pursuant to paragraph (c) of Rule 497 on August 5, 2019.

If you have any questions or comments, please call me at 617-572-0138.

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust